Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2021
Brokers and Dealers [Abstract]
Summary of Securities Pledged as Collateral Under Repurchase Agreements
The following table presents detail regarding the securities pledged as collateral under repurchase agreements as of December 31, 2021 and 2020. All of the repurchase agreements are overnight agreements.

	December 31, 2021	December 31, 2020
Securities pledged for repurchase agreements:
U.S. Treasury securities	$16,478	$899
Obligations of U.S. government agencies	9,017	28,015

Total securities pledged	$25,495	$28,914

Gross amount of recognized liabilities for repurchase agreements	$25,495	$28,914

Amounts related to agreements not included in offsetting disclosures above	$—	$—

Schedule of Securities Sold Under Agreements to Repurchase
Information concerning securities sold under agreements to repurchase was as follows:

	2021	2020	2019
Outstanding balance at year end	$25,495	$28,914	$18,674
Average balance during the year	24,390	24,390	18,321
Average interest rate during the year	0.09%	0.10%	0.10%
Maximum month-end balance during the year	$34,200	$31,885	$21,970
Weighted average interest rate at year end	0.05%	0.10%	0.10%